Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Interest income	$ 11,230	$ 11,298	$ 11,592	$ 11,545	$ 12,020	$ 12,151	$ 12,297	$ 12,646	$ 45,665	$ 49,114	$ 53,469
Interest expense	1,316	1,433	1,777	1,816	1,920	2,029	2,125	1,831	6,342	7,905	10,853
Net interest income	9,914	9,865	9,815	9,729	10,100	10,122	10,172	10,815	39,323	41,209	42,616
Provision for loan losses	30		1,000	1,000	1,000	4,700	1,500	1,700	2,030	8,900	11,523
Noninterest income	2,324	2,447	3,088	3,007	2,633	2,680	2,443	1,970	10,866	9,726	9,200
Noninterest expense	9,576	9,972	9,281	11,934	8,711	10,378	10,098	9,480	40,763	38,667	36,845
Income tax (benefit) expense	903	771	810	(62)	819	(704)	277	154	2,422	546	591
Net income	1,729	1,569	1,812	(136)	2,203	(1,572)	740	1,451	4,974	2,822	2,857
Preferred stock dividends			114	223	231	228	296	370	337	1,125	1,513
Accretion of discount on preferred stock			206	72	72	72	396	119	278	659	476
Net income available to common shareholders	$ 1,729	$ 1,569	$ 1,492	$ (431)	$ 1,900	$ (1,872)	$ 48	$ 962	$ 4,359	$ 1,038	$ 868
Net income (loss) per share:
Basic (loss) earnings per share (in dollars per share)	$ 0.34	$ 0.31	$ 0.30	$ (0.09)	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ 0.87	$ 0.21	$ 0.17
Diluted (loss) earnings per share (in dollars per share)	$ 0.34	$ 0.31	$ 0.30	$ (0.09)	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ 0.87	$ 0.21	$ 0.17